Customer ExAlt Trust Loan Payable (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2022	Dec. 07, 2021
Debt Instrument [Line Items]
Loan receivable fair value									$ 72,500
Proceeds from transfer of loan									$ 72,500
Derivative liability	$ 2,095		$ 8,108		$ 3,513
Net gain on derivative liability	$ 1,400	$ (1,500)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Loss on financial instruments, net
Net amortization of debt premium and discount			(1,098)	$ 2,616	(4,478)		$ 8,837	$ 9,392
Customer ExAlt Trusts loan payable, net	$ 49,529		65,674		52,129	[1]
Customer ExAlt Trusts
Debt Instrument [Line Items]
Alternative assets acquired										$ 352,600
Derivative liability	$ 2,100		8,100		3,500
Net gain on derivative liability			0		$ 4,600
Customer ExAlt Trusts | Loans Payable
Debt Instrument [Line Items]
Interest rate	12.00%				12.00%
Maximum rate	21.00%				21.00%
Derivative liability			8,100		$ 3,500
Net amortization of debt premium and discount	$ 300	$ 500	900		1,700
Outstanding principal, including interest paid-in-kind	52,700		64,800		54,200
Unamortized debt discount	$ 5,300		$ 7,200		$ 5,600
Remaining amortization period	10 years 5 months 12 days				10 years 8 months 12 days
Effective interest rate	13.89%				13.89%

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.